INCOME TAXES	12 Months Ended
Jun. 30, 2023
INCOME TAXES

27. INCOME TAXES

Canadian

Income Taxes

The major factors that cause variations from the Company’s combined federal and provincial statutory Canadian income tax rates were the following:

	June 30, 2023 $	June 30, 2022 $	June 30, 2021 $
Loss from Canadian operations	(6,003,524)	(3,352,945)	(3,533,381)
Combined Canadian statutory income tax rates	26.50%	26.50%	26.50%
Income tax recovery at statutory income tax rates	(1,590,934)	(888,530)	(936,346)
Increase in taxes resulting from:
Stock-based compensation expense	-	509	249,951
Other	951,226	97,998	151,821
Unrecognized benefit of non-capital losses	673,308	829,661	836,177
Provision for income taxes, net of (recovery)	33,600	39,637	301,603
Comprised of:
Current income tax	48,720	54,757	315,362
Deferred tax recovery	(15,120)	(15,120)	(13,759)

Deferred Income Taxes

Deferred income tax assets

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	June 30, 2023 $	June 30, 2022 $	June 30, 2021 $
Amounts related to tax loss carry forwards	19,543,000	16,836,000	13,857,000

A deferred tax asset has not been recognized in respect of the above because it is not probable that future taxable profits will be available against which the temporary difference can be utilized.

Deferred income tax liabilities

Deferred tax liabilities have been recognized in respect of the following deductible temporary differences:

Deferred Tax Liabilities	June 30, 2023	June 30, 2022
Licenses	$6,300	$21,420

Non-capital Losses

As at June 30, 2023, the Company has accumulated non-capital tax loss carry forwards for income tax purposes of carry-forward of approximately $19,543,000 which may be applied against future Canadian taxable income and expire as detailed below. No deferred taxes have been recognized in these consolidated financial statements in respect of the following as the probability that future taxable profit will allow the deferred tax asset to be recognized cannot be predicted at this time.

The net operating losses for these years will not be available to reduce future taxable income until the returns are filed.

2027	$536,000
2028	868,000
2029	1,047,000
2030	627,000
2031	251,000
2032	161,000
2033	52,000
2034	115,000
2035	177,000
2036	74,000
2037	88,000
2038	1,399,000
2039	3,602,000
2040	2,901,000
2041	1,959,000
2042	2,979,000
2043	2,707,000
$19,543,000

United States

Income Taxes

The major factors that cause variations from the Company’s combined United States federal and state level income tax rates were the following:

	June 30, 2023 $	June 30, 2022 $	June 30, 2021 $
Loss from US operations	(880,786)	(636,005)	(951,531)
Combined federal and state level taxes	28.58%	28.15%	27.79%
Expected income tax payable	(251,765)	(179,035)	(264,430)
Temporary difference, Equipment	98,360	147,255.00	200,620.00
Other	-	16,311.00	42,348.00
Unrecognized benefit of non-capital losses	153,405	15,469	106,158
Provision for income taxes	-	-	-

Deferred Income Taxes

Deferred tax assets have not been recognized in respect of the following United States deductible temporary differences:

	June 30,	June 30,	June 30,
	2023	2022	2021
Amounts related to tax loss carry forwards	2,142,000	1,618,000	1,581,000

A deferred tax asset has not been recognized in respect of the above because it is not probable that future taxable profits will be available against which the temporary difference can be utilized.

Non-capital Losses

As at June 30, 2023, the Company has accumulated non-capital tax loss carry forwards for income tax purposes of carry-forward of approximately $2,142,000 which may be applied against future United States taxable income and expire as detailed below.

No deferred taxes have been recognized in these consolidated financial statements in respect of the following as the probability that future taxable profit will allow the deferred tax asset to be recognized cannot be predicted at this time.

2038	$144,000
2039	634,000
2040	421,000
2041	382,000
2042	37,000
2043	524,000
$2,142,000